Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2020
Banking And Thrift Disclosure [Abstract]
Federal Home Loan Bank Advances
Note 11.	Federal Home Loan Bank Advances
(in thousands)
Advances from the FHLB have a maturity date of January 25, 2021. Interest is payable monthly at an interest rate of 0.16%. Pursuant to collateral agreements with the FHLB, advances are collateralized by all of the Bank’s FHLB stock and qualifying first mortgages and other loans. As of December 31, 2020, the balance in qualifying first mortgages and other loans was $167,285.
There were $25,000 and
$-0-
in outstanding FHLB advances at December 31, 2020 and 2019, respectively.